UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
			         WASHINGTON, D.C. 20549

							FORM 13F
                    FORM 13F COVER PAGE
          REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED: 06/30/2000 Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatment.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this report:

Name: EMERGING MARKETS MANAGEMENT LLC
Address: 1001 19th Street, North, 16th Floor
          Arlington, VA 22209-1722

13F File Number: 28-5804

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name: Lourdes Lopez-Isa
Title: General Counsel
Phone #: (703) 243-8800
Signature, Place, and Date of Signing:
Lourdes Lopez-Isa                Arlington, Virginia      08/11/2000

Report Type (Check only one.)
[X]      13F HOLDING REPORT
[ ]      13F NOTICE
[ ]      13F COMBINATION REPORT

List of other Managers Reporting for this manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

FORM 13F Information Table Entry Total:               101
FORM 13F Information Table Value Total:                           344,708,716.73

List of other Included Managers:
 NONE
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                                        FORM 13F INFORMATION TABLE
                              TITLE                                   SHARES OR              INVESTMENT       MGRS  VOTING AUTHORITY
                              OF                   FAIR MARKET        PRINCIPAL              DISCRETION                 (SHARES)
NAME OF ISSUER                CLASS   CUSIP        VALUE              AMOUNT              SOLE  SHARED OTHER        SOLE SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
Aracruz                       ADR     038496204            204,712.50            10,600.00 X                   1                 X
Aracruz                       ADR     038496204            434,531.25            22,500.00 X                   1          X
Aracruz                       ADR     038496204         11,390,512.50           589,800.00 X                   1     X
Banco Edwards                 ADR     059504100            624,604.50            46,267.00 X                   1                 X
Banco BHIF                    ADR     073297103          2,079,300.00           143,400.00 X                   1     X
Banco Edwards                 ADR     059504100            315,211.50            23,349.00 X                   1          X      X
Banco Ganadero                ADS     059594507             83,081.25            21,100.00 X                   1                 X
Banco Edwards                 ADR     059504100          2,390,364.00           177,064.00 X                   1     X
Banco Rio de la Plata         ADR     059644104            380,250.00            26,000.00 X                   1          X      X
Banco Santander (Banco Osorno ADR     05965F108            772,640.00            48,290.00 X                   1                 X
Banco Rio de la Plata         ADR     059644104          4,565,925.00           312,200.00 X                   1     X
Bancolombia                   ADR     05968L102            111,562.50            52,500.00 X                   1          X
Brahma                        ADR     20440X103            882,300.00            51,900.00 X                   1                 X
Bancolombia                   ADR     05968L102            273,275.00           128,600.00 X                   1     X
Buenaventura                  ADR     204448104            316,212.81            18,265.00 X                   1          X
CANTV                         ADR     204421101          2,163,037.50            79,560.00 X                   1                 X
Buenaventura                  ADR     204448104          8,822,692.38           509,614.00 X                   1     X
CANTV                         ADR     204421101            671,531.25            24,700.00 X                   1          X
CANTV                         ADR     204421101         10,997,343.75           404,500.00 X                   1     X
Cementos Mexicanos            ADR     151290889            759,056.38            32,473.00 X                   1          X
China Tire                    COM     G2107X108            155,512.50            28,600.00 X                   1                 X
Compania Cervecerias Unidas   ADR     204429104            807,675.00            35,600.00 X                   1                 X
Cementos Mexicanos            ADR     151290889         15,320,115.25           655,406.00 X                   1     X
Concha y Toro                 ADS     927191106          2,812,975.00            77,200.00 X                   1     X
Copel (Cia. Par. de Energ.)   ADR     20441B407            836,262.50            89,800.00 X                   1          X
Copel (Cia. Par. de Energ.)   ADR     20441B407         18,456,443.75         1,981,900.00 X                   1     X
Cristales                     ADR     226714103            262,350.00            15,900.00 X                   1          X
ECI Telecommunications Ltd.   COM     268258100            561,882.75            15,717.00 X                   1                 X
Cristales                     ADR     226714103          6,860,700.00           415,800.00 X                   1     X
ECI Telecommunications Ltd.   COM     268258100            171,242.50             4,790.00 X                   1          X
Endesa                        ADR     29244T101            933,232.50            84,360.00 X                   1                 X
Enersis                       ADR     29274F104            649,484.00            32,576.00 X                   1                 X
ECI Telecommunications Ltd.   COM     268258100          3,583,043.75           100,225.00 X                   1     X
Enersis                       ADR     29274F104            566,225.00            28,400.00 X                   1          X
Femsa                         ADR     344419106            972,308.19            22,579.00 X                   1                 X
Enersis                       ADR     29274F104         18,465,414.69           926,165.00 X                   1     X
Femsa                         ADR     344419106          1,145,462.50            26,600.00 X                   1          X
Gener (fka Chilgener)         ADR     368731105            665,343.75            45,300.00 X                   1                 X
Gilat Satellite Networks Ltd. COM     M51474100            312,187.50             4,500.00 X                   1                 X
Femsa                         ADR     344419106         14,701,537.50           341,400.00 X                   1     X
Grupo Elektra (fka Grupo Feni GDR     40050A102            104,550.00            10,200.00 X                   1          X
Grupo Elektra (fka Grupo Feni GDR     40050A102          1,963,900.00           191,600.00 X                   1     X
Grupo Iusacell                ADR     40050B100            250,000.00            16,000.00 X                   1          X
Grupo Iusacell                ADR     40050B100          3,179,687.50           203,500.00 X                   1     X
Grupo Radio Centro            ADS     40049C102            853,125.00            75,000.00 X                   1     X
Grupo Televisa                GDR     40049J206            916,868.75            13,300.00 X                   1          X
Grupo Televisa                GDR     40049J206         17,242,233.88           250,114.00 X                   1     X
Grupo Tribasa                 ADS     40049F204             14,019.75             6,231.00 X                   1          X
Grupo Tribasa                 ADS     40049F204            159,477.75            70,879.00 X                   1     X
Gulf Indonesia                ADR     402284103            310,400.00            38,800.00 X                   1          X
Huaneng Power Int'l           ADR     443304100            274,237.50            20,600.00 X                   1                 X
India Fund                    COU     454089103          3,291,500.00           232,000.00 X                   1                 X
Gulf Indonesia                ADR     402284103          4,459,600.00           557,450.00 X                   1     X
Indosat                       ADR     715680104            175,175.00            15,400.00 X                   1          X
Indosat                       ADR     715680104          2,714,586.88           238,645.00 X                   1     X
Jardine Flemings India Fund   COU     471112102          3,201,750.00           284,600.00 X                   1                 X
Indust. Credit and Invst. Cor ADR     44926P202          3,804,375.00           202,900.00 X                   1     X
Korea Telecom Corporation     ADR     50063P103            285,412.50             5,900.00 X                   1          X
Labchile                      ADS     50540H104            635,106.25            33,100.00 X                   1                 X
Korea Telecom Corporation     ADR     50063P103         15,348,952.13           317,291.00 X                   1     X
Labchile                      ADS     50540H104          1,696,175.00            88,400.00 X                   1     X
Masisa (Maderas y Sinteticos  ADR     574799102            350,831.25            29,700.00 X                   1          X
Masisa (Maderas y Sinteticos  ADR     574799102         12,866,175.00         1,089,200.00 X                   1     X
Matav                         ADR     559776109          1,795,915.63            52,150.00 X                   1     X
Mavesa                        ADR     577717101          1,829,687.50           585,500.00 X                   1     X
Nortel                        ADR     656567401            482,600.00            25,400.00 X                   1          X
PC Holdings                   ADR     693200107            998,342.56            54,517.00 X                   1                 X
Nortel                        ADR     656567401          9,666,668.00           508,772.00 X                   1     X
PC Holdings                   ADR     693200107            445,872.75            24,348.00 X                   1          X
PC Holdings                   ADR     693200107          8,845,834.81           483,049.00 X                   1     X
Pao De Acucar (Brasil Distr.) ADR     20440T201          4,706,312.50           146,500.00 X                   1     X
Philippine Long Distance T.   ADR     718252604            688,700.00            38,800.00 X                   1          X
Philippine Long Distance T.   ADR     718252604         10,144,125.00           571,500.00 X                   1     X
Pohang Iron and Steel         ADR     730450103         18,194,400.00           758,100.00 X                   1     X
Provida                       ADR     00709P108            333,450.00            15,600.00 X                   1          X
Provida                       ADR     00709P108          5,799,037.50           271,300.00 X                   1     X
SK Telecom                    ADR     78440P108            447,370.00            12,320.00 X                   1          X
Rostelekom (IAS)              ADR     778529107            504,125.00            37,000.00 X                   1     X
Southern Peru Ltd.            ADR     843611104            169,625.63            13,918.00 X                   1                 X
SK Telecom                    ADR     78440P108         12,173,184.63           335,234.00 X                   1     X
TV Azteca                     ADS     901145102             94,950.00             7,200.00 X                   1          X
TV Azteca                     ADS     901145102          1,404,468.75           106,500.00 X                   1     X
Telecentro Oeste Celular Hold ADR     87923P105            139,200.00            11,600.00 X                   1          X
Telecom Argentina             ADR     879273209          1,487,750.00            54,100.00 X                   1                 X
Telecentro Oeste Celular Hold ADR     87923P105          2,155,200.00           179,600.00 X                   1     X
Telecom Argentina             ADR     879273209          3,532,622.50           128,459.00 X                   1     X
Telefonos de Chile            ADR     204449300          1,764,015.63            97,325.00 X                   1                 X
Telefonos De Mexico           ADR     879403780          4,509,561.75            78,942.00 X                   1     X
Telefonos de Chile            ADR     204449300            554,625.00            30,600.00 X                   1          X
Telefonos de Chile            ADR     204449300          8,297,625.00           457,800.00 X                   1     X
Telenordeste Celular Holding  ADR     87924W109            228,525.00             3,300.00 X                   1          X
Telenordeste Celular Holding  ADR     87924W109          6,833,936.25            98,685.00 X                   1     X
Telenorte Leste Wireline Co.  ADR     879246106             35,437.50             1,500.00 X                   1          X
Telenorte Leste Wireline Co.  ADR     879246106         11,260,194.75           476,622.00 X                   1     X
Telkom                        ADR     715684106            377,788.50            54,456.00 X                   1          X
Telkom                        ADR     715684106          4,521,196.50           651,704.00 X                   1     X
Transportadora de Gas del Sur ADR     893870204            203,400.00            22,600.00 X                   1     X
Tricom S.A.                   ADR     89612A100          1,316,875.00            86,000.00 X                   1     X
Ultrapar Participacoes        ADR     90400P101          1,255,106.25           126,300.00 X                   1     X
Unibanco                      GDR     90458E107            103,500.00             3,600.00 X                   1          X
Unibanco                      GDR     90458E107          6,831,805.00           237,628.00 X                   1     X
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